Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended			6 Months Ended			12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Revenues
Product sales	$ 902,185		$ 674,675	$ 1,394,192		$ 1,147,931	$ 2,342,347		$ 1,833,800
Royalties							15,413		205,439
Total revenues							2,357,760		2,039,239
Cost of revenues	577,829		386,487	854,937		645,331	1,326,036		1,418,495
Gross profit	324,356		288,188	539,255		502,600	1,031,724		620,744
Operating expenses
General and administrative	526,472		402,575	924,717		847,505	1,891,832		1,524,270
Depreciation and amortization				18,209		29,942	62,043		27,009
Sales and marketing	74,328		84,302	138,503		174,196	353,421		323,050
Total operating expenses	600,800		486,877	1,063,220		1,021,701	2,245,253		1,847,320
(Loss) income from operations	(276,444)		(198,689)	(523,965)		(519,101)	(1,213,529)		(1,226,576)
Other income (expense)
Interest expense	(194,216)		(142,279)	(353,148)		(258,556)	(569,237)		(381,981)
Loss on extinguishment of debt	(175,575)			(175,575)
Other income									14,762
Net loss	$ (646,235)		$ (340,968)	$ (1,052,688)		$ (777,657)	$ (1,782,766)		$ (1,593,795)
Loss per common share - basic and diluted	$ (0.02)		$ (0.02)	$ (0.04)		$ (0.04)	$ (0.09)		$ (0.08)
Weighted average shares outstanding - basic and diluted	26,479,922		20,492,500	23,954,299		20,492,500	20,558,382		20,032,007
Environmental Turf Services, LLC [Member]
Revenues
Total revenues		$ 432,023			$ 1,011,992			$ 1,897,770		$ 2,513,659
Cost of revenues		364,910			843,107			1,557,073		2,207,750
Gross profit		67,113			168,885			340,697		305,909
Operating expenses
Selling, general and administrative expense		114,027			179,983			339,989		358,833
Depreciation and amortization		1,450			2,900			5,805		8,879
Total operating expenses		115,477			182,883			345,794		367,712
(Loss) income from operations		(48,364)			(13,998)			(5,097)		(61,803)
Other income (expense)
Interest expense		(900)			(1,800)			(3,550)		2,600
Other income		5			98			167		1,213
Other income (expense)		(895)			(1,702)			(3,383)		(1,387)
Net loss		(49,259)			(15,700)			(8,480)		(63,190)
Members’ deficit, beginning of period	$ (945,204)	(895,945)		$ (895,945)	(880,245)			(871,765)		(808,575)
Members' deficit, beginning of period		$ (945,204)	$ (880,245)		$ (895,945)	$ (880,245)	$ (895,945)	$ (880,245)		$ (871,765)